UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues:
Development services and preproduction	$ 1,641	$ 4,129
Sale of products	4,410	1,540
Total revenues	6,051	5,669
Cost of sales and services:
Development services and preproduction	291	2,673
Sale of products	1,267	649
Total cost of sales and services	1,558	3,322
Gross profit	4,493	2,347
Research and development expenses, net	13,275	13,390
Selling and marketing expenses	1,059	1,395
General and administrative expenses	3,873	4,194
Loss from operations	(13,714)	(16,632)
Finance Income	87	37
Finance Expenses	(7,615)	(5,296)
Derivatives Revaluation	0	(24,104)
Company's share in the loss of a company accounted by equity method, net	(19)	(261)
Loss before income taxes	(21,261)	(46,256)
Income taxes	0	0
Loss for the period	(21,261)	(46,256)
Other comprehensive income (loss) net of tax:
Exchange gain (loss) arising on translation of foreign operations	0	(272)
Total comprehensive loss for the period	$ (21,261)	$ (46,528)
Basic loss per share (in dollars)	$ (0.25)	$ (0.57)
Diluted loss per share (in dollars)	$ (0.25)	$ (0.57)
Basic weighted average common shares outstanding	83,777,164	80,732,123
Diluted weighted average common shares outstanding	83,777,164	80,732,123